Loans and Borrowings - Copper Prepayment Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024 USD ($) customers t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance costs		$ 17,089	$ 25,822
Monthly installment, copper | t	272
Repayments of borrowings		39,950	7,786
Interest paid		32,166	$ 27,461
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowing, net	$ 49,600
Proceeds from loans and borrowings	50,000	50,000
Finance costs	400
Borrowing facility size	50,000
Accordion option	$ 75,000
Number of equal monthly installments | customers	27
Monthly repayment amount	$ 2,100
Repayments of principal and interest		6,400
Repayments of borrowings		5,556
Interest paid		$ 810